TYPE			13F-HR

PERIOD			09/30/09

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: SEPTEMBER 30, 2009

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   OCTOBER 30, 2009

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH SEPTEMBER 30, 2009.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  41 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $25,762(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      747    60280 SH       Sole                    37285             22995
                                                                38     3035 SH       Other                                      3035
APPLE INC                      COM              037833100     1005     5423 SH       Sole                     3328              2095
                                                                51      275 SH       Other                                       275
BERKSHIRE HATHAWAY B           COM              084670207     1236      372 SH       Sole                      239               133
                                                                56       17 SH       Other                                        17
CHUBB CORP                     COM              171232101     1197    23755 SH       Sole                    14720              9035
                                                                60     1195 SH       Other                                      1195
COVIDIEN LTD                   COM              G2554F105      942    21764 SH       Sole                    13602              8162
                                                                27      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1259    31420 SH       Sole                    19440             11980
                                                                63     1560 SH       Other                                      1560
FIDELITY NATL FINL             COM              31620R105      792    52505 SH       Sole                    32600             19905
                                                                40     2625 SH       Other                                      2625
GAMESTOP CORP                  COM              36467W109     1006    38010 SH       Sole                    23515             14495
                                                                51     1910 SH       Other                                      1910
GOOGLE INC CL A                COM              38259p508      791     1595 SH       Sole                      980               615
                                                                40       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2149    35298 SH       Sole                    22320             12978
                                                                97     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104     1037    39469 SH       Sole                    24242             15227
                                                                56     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1102    13718 SH       Sole                     8403              5315
                                                                55      690 SH       Other                                       690
PAYCHEX INC                    COM              704326107     1186    40830 SH       Sole                    25290             15540
                                                                60     2050 SH       Other                                      2050
PHILIP MORRIS INTL             COM              718172109     2201    45156 SH       Sole                    27621             17535
                                                               151     3100 SH       Other                                      3100
SKYWAY COMMUNS HLDGS           COM              83088D102        0    12000 SH       Sole                    12000
SPDR GOLD TRUST                COM              78463V107      729     7375 SH       Sole                     4765              2610
                                                                34      340 SH       Other                                       340
SPDR TRUST SER 1               COM              78462f103     2979    28213 SH       Sole                    17443             10770
                                                               148     1405 SH       Other                                      1405
ST JUDE MEDICAL                COM              790849103      981    25160 SH       Sole                    15460              9700
                                                                47     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1090    23998 SH       Sole                    14783              9215
                                                                50     1110 SH       Other                                      1110
WAL-MART STORES                COM              931142103     1162    23680 SH       Sole                    14690              8990
                                                                58     1175 SH       Other                                      1175
ZIMMER HLDGS INC               COM              98956p102      944    17660 SH       Sole                    10955              6705
                                                                44      825 SH       Other                                       825